Commitments and Contingencies - Schedule of Future Minimum Payments Payable Under Operating Leases (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2020	$ 708
Total minimum lease payments	$ 708